Share-Based Payments - Valuation Assumptions of Stock Options (Detail) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield(a)	3.45%	[1]	4.10%	[1]	4.14%	[1]
Risk-free interest rate(b)	1.16%	[2]	1.28%	[2]	2.59%	[2]
Expected stock price volatility(c)	19.68%	[3]	23.78%	[3]	25.55%	[3]
Expected term(d) (years)	6 years 6 months	[4]	6 years 6 months	[4]	6 years 3 months	[4]

[1]	Determined using a constant dividend yield during the expected term of the option.
[2]	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
[3]	Determined using implied volatility, after consideration of historical volatility.
[4]	Determined using historical exercise and post-vesting termination patterns.